CASH FLOW INFORMATION (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Interest paid, net of capitalized interest of $4,056 (2012),$44,108 (2011) and $569 (2010)	$ 541,301	$ 658,004	$ 723,623
Income taxes paid	$ 259,061	$ 333,380	$ 864,174